Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	0	2,422,512	2,553,244	2,150,302	2,553,244
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 0	$ 94.35	$ 70.05	$ 94.35	$ 70.05